NON-CONTROLLING INTERESTS AND REDEEMABLE NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2024
NON-CONTROLLING INTERESTS AND REDEEMABLE NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS AND REDEEMABLE NON-CONTROLLING INTERESTS

25. NON-CONTROLLING INTERESTS AND REDEEMABLE NON-CONTROLLING INTERESTS

In 2023, CSI Solar completed its IPO on the STAR Market of the SSE, raising net proceeds of approximately $927,897, of which, $644,873 was recorded in non-controlling interest, $244,629 in additional paid-in capital and $38,395 in accumulated other comprehensive loss. As of December 31, 2024, CSI Solar had repurchased 52,700,000 shares for RMB 566,202,000 ($79,582) under its share repurchase program, reducing the non-controlling interests’ ownership from 37.76% to 36.86%.

The following schedule presents the effects of transfers from (to) non-controlling interests and redeemable non-controlling interests:

	Years Ended December 31,
	2022	2023	2024
Net income attributable to Canadian Solar Inc.	$239,968	$274,187	$36,051
Transfers from (to) non-controlling interests and redeemable non-controlling interests:
Increase in paid-in capital from transfer of equity interest in subsidiary and subsidiary’s equity offering	11,185	244,629	—
Increase in paid-in capital from subsidiary’s issuance of redeemable preferred shares	—	—	330,682
Increase in paid-in capital from acquisition of non-controlling interest	—	—	1,485
Decrease in paid-in capital from subsidiary’s repurchase of its common shares	—	—	(55,730)
Net transfers from (to) non-controlling interests	$11,185	$244,629	$276,437
Change from net income attributable to Canadian Solar Inc. and transfers from (to) non-controlling interests and redeemable non-controlling interests	$251,153	$518,816	$312,488

The Company recorded net loss attributable to redeemable non-controlling interests of nil, nil, and $132,475 for the years ended December 31, 2022, 2023, and 2024, respectively. Amounts attributable to redeemable non-controlling interests were determined based on the HLBV method and the contractual terms of preferred shares of subsidiaries.